INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	December 31,	December 31,
	2021	2020

Non-operating loss carryforward	$4,685,000	$4,014,000
Valuation allowance	(4,685,000)	(4,014,000)
Net deferred tax asset	$-	$-

SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE LOSSES BEFORE INCOME TAX

	Years Ended
	December 31,
	2021	2020

Loss for the year	$(6,475,154)	$(13,907,185)

Income tax (recovery) at statutory rate	$(1,360,000)	$(2,921,000)
State income tax expense, net of federal tax effect	(130,000)	(270,000)
Permanent difference and other	819,000	2,201,000
Change in valuation allowance	671,000	990,000
Income tax expense per books	$-	$-